TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets
	December 31,
	2015	2014

Deferred tax assets:

Operating loss carryforward	$12,309	$12,791
Reserves and allowances	1,216	1,434

Total deferred tax asset before valuation allowance	13,525	14,225
Valuation allowance	(13,272)	(13,588)

Deferred tax assets	253	637
Deferred tax liabilities	(181)	(194)

Deferred taxes, net	$72	$442

Schedule of Loss (Income) from Operations before Taxes
	Year ended December 31,
	2015	2014	2013

Domestic (Israel)	$(1,931)	$(2,258)	$(1,307)
Foreign	774	2,557	1,043

	$(1,157)	$299	$(264)

Schedule of Income Tax Expense
	Year ended December 31,
	2015	2014	2013

Current tax expenses (benefit)	$35	$737	$(37)
Deferred tax expenses (benefit)	49	230	(345)

	$84	$967	$(382)

Domestic	$-	$-	$-
Foreign	84	967	(382)

	$84	$967	$(382)